BNY Mellon Intermediate Municipal Bond Fund, Inc.
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — .6%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	1,364,776	1,393,865
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates) Ser. 2021-1, Cl. A	3.50	12/20/2035	914,944	908,750
Total Collateralized Municipal-Backed Securities (cost $2,515,543)				2,302,615
Long-Term Municipal Investments — 99.4%
Alabama — 4.6%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	1,000,000	1,047,461
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000	3,089,592
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	1,000,000	1,046,812
Black Belt Energy Gas District, Revenue Bonds, Refunding(a)	4.00	12/1/2031	1,300,000	1,357,612
Energy Southeast A Cooperative District, Revenue Bonds, Ser. B	5.00	9/1/2033	3,425,000	3,631,767
Jefferson County, Revenue Bonds, Refunding	5.00	10/1/2038	1,000,000	1,116,190
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	3,000,000	3,271,128
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000	2,176,171
				16,736,733
Arizona — 1.8%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	11/1/2037	1,375,000	1,521,531
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	3,225,000	3,318,724
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000	1,612,012
				6,452,267
California — 6.2%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	7/1/2034	3,250,000	3,465,372
California Housing Finance Agency, Revenue Bonds	3.50	11/20/2035	1,384,237	1,417,164
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2035	4,000,000	4,286,540
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	1,100,000	1,113,559
California Municipal Finance Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(b)	5.00	11/1/2035	1,000,000	1,079,569
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A(b)	5.00	12/1/2031	1,000,000	1,004,865
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	1,750,000	2,065,158
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2033	1,975,000	2,304,150
San Bernardino Unified School District, COP (Insured; Assured Guaranty Corp.)	5.00	10/1/2040	2,800,000	3,253,728
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2039	1,960,000	2,204,785
				22,194,890
Colorado — 1.6%
Colorado Health Facilities Authority, Revenue Bonds, Refunding(c)	5.00	11/19/2026	230,000	234,601
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	1,500,000	1,542,905
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO, Ser. A(b)	5.00	4/1/2035	2,110,000	2,365,513
Weld County School District No. RE-4, GO (Insured; State Aid Withholding) Ser. 4	5.00	12/1/2041	1,450,000	1,601,382
				5,744,401

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Connecticut — 1.5%
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2038	2,000,000	2,252,375
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home, Inc.) Ser. B	5.00	12/1/2032	1,000,000	1,031,356
Stamford Housing Authority, Revenue Bonds (Mozaic Concierge Living) Ser. D	4.25	10/1/2030	2,000,000	2,031,913
				5,315,644
Delaware — .4%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2043	1,260,000	1,304,066
District of Columbia — .6%
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2041	2,000,000	2,202,249
Florida — 3.6%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000	2,054,541
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.00	6/15/2035	2,000,000	2,124,931
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing At Nocatee Project) Ser. A(b)	5.50	11/15/2035	1,000,000	1,078,826
Hillsborough County Industrial Development Authority, Revenue Bonds, Refunding (BayCare Obligated Group) Ser. C	5.00	11/15/2034	2,000,000	2,365,026
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000	1,814,834
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	2,586,281
Village Community Development District No. 15, Special Assessment Bonds(b)	4.00	5/1/2034	750,000	775,170
				12,799,609
Georgia — 2.3%
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2036	2,000,000	2,307,030
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,000,000	1,122,661
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000	2,687,450
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	9/1/2030	2,000,000	2,160,057
				8,277,198
Hawaii — .9%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,581,826
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	1,701,296
				3,283,122
Illinois — 7.8%
Chicago, GO (Chicago Recovery Plan) Ser. A	5.00	1/1/2044	1,000,000	1,014,196
Chicago, GO, Refunding, Ser. A	4.00	1/1/2035	3,000,000	3,010,560
Chicago Board of Education, GO, Ser. A	5.50	12/1/2038	1,500,000	1,602,676
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	12/1/2030	2,500,000	2,635,206
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	2,000,000	2,207,713
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2034	1,900,000	2,165,842
Chicago Park District, GO, Refunding (Personal Property Replacement) Ser. E	4.00	1/1/2034	1,115,000	1,151,545
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2041	1,350,000	1,497,063
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	1,500,000	1,681,399
Cook County, Revenue Bonds, Refunding	5.00	11/15/2041	1,250,000	1,364,514
Illinois, GO, Ser. B	5.25	5/1/2038	1,250,000	1,381,351
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	2,781,596
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,500,000	1,712,298

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Illinois — 7.8% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	2,952,916
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,070,614
				28,229,489
Indiana — 2.1%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,250,000	1,314,248
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2035	1,500,000	1,591,813
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2028	2,440,000	2,445,802
Westfield-Washington Multi-School Building Corp., Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	7/15/2036	2,000,000	2,318,335
				7,670,198
Iowa — .7%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(c)	4.00	12/1/2032	1,000,000	1,105,420
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000	512,833
PEFA, Inc., Revenue Bonds (Gas Project)(a)	5.00	9/1/2026	1,000,000	1,011,636
				2,629,889
Kentucky — .7%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	4.00	12/1/2050	1,500,000	1,509,510
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	1,000,000	1,100,615
				2,610,125
Louisiana — 1.3%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	4.00	6/1/2026	2,250,000	2,358,090
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project)(a),(b)	6.10	6/1/2030	1,050,000	1,170,285
Parish of St. John, Revenue Bonds, Refunding (Marathon Oil Corp.)(a)	2.20	7/1/2026	1,000,000	998,602
				4,526,977
Maryland — .4%
Maryland Stadium Authority, Revenue Bonds	5.00	6/1/2036	1,365,000	1,588,749
Massachusetts — 1.9%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	3,647,848
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.25	7/1/2044	3,000,000	3,306,591
				6,954,439
Michigan — 5.7%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2039	1,500,000	1,687,750
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2037	1,250,000	1,410,498
Great Lakes Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2034	2,240,000	2,654,144
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	2,000,000	2,015,207
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.00	2/28/2038	1,550,000	1,718,009
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2034	1,190,000	1,347,903
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2034	2,000,000	2,080,963
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	4,604,649
Oakland University, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2041	850,000	958,237
Oakland University, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2042	1,000,000	1,114,273

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Michigan — 5.7% (continued)
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.25	12/1/2037	350,000	404,914
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.25	12/1/2038	450,000	519,073
				20,515,620
Minnesota — .3%
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.25	6/1/2045	1,000,000	982,704
Nebraska — .9%
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2032	1,000,000	1,134,612
Omaha Public Power District, Revenue Bonds, Ser. A	5.00	2/1/2040	2,000,000	2,205,806
				3,340,418
Nevada — .6%
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,640,951
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2035	500,000	530,755
				2,171,706
New Hampshire — .4%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	900,000	901,814
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(d)	0.00	12/15/2033	950,000	585,773
				1,487,587
New Jersey — 3.8%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.38	1/1/2035	1,360,000	1,434,146
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,400,000	1,525,430
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2039	2,500,000	2,823,171
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2038	1,000,000	1,134,771
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2038	1,000,000	1,127,033
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,259,997
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,259,837
				13,564,385
New York — 7.7%
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.00	5/1/2040	1,000,000	1,136,524
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. A(b)	5.38	12/15/2035	3,000,000	3,033,892
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. B(b)	5.00	6/1/2036	1,000,000	1,064,845
New York City, GO, Ser. A1	4.00	8/1/2037	2,195,000	2,280,204
New York City, GO, Ser. C	4.00	8/1/2036	1,250,000	1,297,410
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2038	180,000	185,602
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2043	650,000	646,325
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	1,000,000	1,073,764
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. B1	3.05	11/15/2030	1,625,000	1,626,911
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. A(a)	3.10	5/1/2030	1,000,000	1,007,149
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	10/1/2030	2,500,000	2,566,713
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Air Terminal)	5.00	12/1/2035	3,850,000	4,237,271

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
New York — 7.7% (continued)
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project)(Insured; Assured Guaranty Corp.)	6.00	6/30/2043	1,250,000	1,433,164
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,001,479
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Corp.)	4.25	6/30/2042	2,000,000	2,006,137
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Corp.)	5.50	6/30/2043	800,000	856,636
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	5.00	1/15/2035	2,000,000	2,258,185
				27,712,211
North Carolina — 1.0%
Charlotte Airport, Revenue Bonds, Refunding (Charlotte Douglas International) Ser. B	5.00	7/1/2038	1,360,000	1,484,718
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Project) Ser. B3	3.40	10/1/2029	1,000,000	1,008,330
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes, Inc. Obligated Group) Ser. A	5.00	10/1/2039	500,000	534,067
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.00	10/1/2035	560,000	604,904
				3,632,019
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,310,285
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2038	350,000	388,544
Ohio, Revenue Bonds (Children’s Hospital Medical Center of Akron) Ser. B(a)	5.00	8/15/2032	1,000,000	1,126,268
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	1,775,891
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds (Sustainable Bond) Ser. A	5.00	12/1/2041	1,500,000	1,706,225
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2035	1,075,000	1,212,616
				9,519,829
Oklahoma — .9%
Grand River Dam Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2042	2,965,000	3,274,328
Oregon — 2.1%
Oregon, GO (Article XI Q Project) Ser. A	5.00	5/1/2040	1,500,000	1,690,811
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	2,512,290
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000	3,475,464
				7,678,565
Pennsylvania — 9.5%
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Project)	5.00	6/1/2031	2,500,000	2,632,518
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	1,000,000	939,042
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2032	1,000,000	1,054,979
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	5.00	12/31/2033	4,125,000	4,613,853
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2031	1,000,000	1,080,945
Philadelphia, GO, Ser. A	5.00	5/1/2033	3,080,000	3,463,299
Philadelphia, GO, Ser. A	5.00	8/1/2038	2,320,000	2,712,525

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Pennsylvania — 9.5% (continued)
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000	1,029,958
Philadelphia Authority for Industrial Development, Revenue Bonds, (Rebuild Project)	5.00	5/1/2039	2,250,000	2,554,876
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2036	1,080,000	1,251,499
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2038	1,500,000	1,708,972
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2045	650,000	710,585
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.25	6/1/2039	1,700,000	1,911,624
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,725,000	2,824,062
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	1,750,000	1,852,726
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.25	9/1/2036	1,250,000	1,450,355
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(c)	5.00	9/1/2026	10,000	10,140
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000	2,522,901
				34,324,859
Rhode Island — .2%
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2036	500,000	557,403
South Carolina — 2.3%
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,096,221
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.00	12/1/2041	4,500,000	5,046,523
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000	1,043,488
				8,186,232
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2034	1,000,000	1,171,769
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	830,000	839,628
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,472,477
				3,483,874
Texas — 5.1%
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	1,500,000	1,644,902
Georgetown Utility System, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	8/15/2035	1,000,000	1,111,545
Houston Airport System, Revenue Bonds (United Airlines, Inc.) Ser. B	5.25	7/15/2033	3,750,000	4,135,949
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.00	1/1/2029	640,000	670,622
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (CHRISTUS Health Obligated Group) Ser. A(a)	5.00	7/1/2032	1,500,000	1,661,044
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Obligated Group) Ser. A	5.00	11/15/2031	1,400,000	1,407,356
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2038	1,405,000	1,525,609
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	5,465,000	6,183,075
				18,340,102
U.S. Related — .7%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,430,000	2,596,543

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Utah — 2.3%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2038	3,000,000	3,341,388
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,121,791
				8,463,179
Vermont — .6%
Vermont Student Assistance Corp., Revenue Bonds, Ser. A	5.00	6/15/2035	2,000,000	2,153,868
Virginia — 1.6%
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding (Trans Capital Project)	4.00	5/15/2035	2,855,000	3,082,844
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2042	1,000,000	1,042,173
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group) Ser. A	5.00	1/1/2040	1,350,000	1,504,773
				5,629,790
Washington — 5.1%
King County Public Hospital District No. 1, GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	7,042,608
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.00	12/1/2041	1,000,000	1,127,397
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2041	1,000,000	1,075,330
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	2,500,000	2,778,317
Washington, GO, Refunding, Ser. R-2022	4.00	7/1/2036	2,270,000	2,408,397
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,377,206
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2038	1,590,000	1,696,793
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,004,074
				18,510,122
West Virginia — .5%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(a)	4.63	5/15/2032	1,825,000	1,879,744
Wisconsin — 6.1%
Milwaukee, GO (Insured; Assured Guaranty Corp.) Ser. B4	5.00	4/1/2036	1,515,000	1,711,876
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(d)	0.00	12/15/2042	4,500,000	1,419,669
Public Finance Authority, Revenue Bonds (KU Campus Development Corp. Project)	5.00	3/1/2036	4,500,000	4,505,899
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2038	625,000	683,293
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2039	650,000	707,750
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,250,000	1,340,081
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.00	6/15/2035	2,225,000	2,385,475
Sheboygan Area School District, GO	3.00	3/1/2039	1,500,000	1,438,824
Sheboygan Area School District, GO	3.00	3/1/2040	1,660,000	1,563,270
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2037	1,790,000	1,720,474
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2038	1,800,000	1,706,213

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.4% (continued)
Wisconsin — 6.1% (continued)
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,000,000	964,041
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children’s Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	1,895,880
				22,042,745
Total Long-Term Municipal Investments (cost $351,639,562)				358,567,878
Total Investments (cost $354,155,105)			100.0%	360,870,493
Liabilities, Less Cash and Receivables			(.0%)	(75,756)
Net Assets			100.0%	360,794,737

COP—Certificate of Participation
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to $25,696,084 or 7.1% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Intermediate Municipal Bond Fund, Inc.
February 28, 2026 (Unaudited)
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,302,615	—	2,302,615
Municipal Securities	—	358,567,878	—	358,567,878
	—	360,870,493	—	360,870,493

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the fund’s Board of Directors (the “Board”), such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At February 28, 2026, accumulated net unrealized appreciation on investments was $6,715,388, consisting of $9,124,318 gross unrealized appreciation and $2,408,930 gross unrealized depreciation.

At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.